Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of components of deferred tax assets [Abstract]
Net operating losses	$ 2,320,026	$ 2,611,874
Deferred revenues	43,440	60,403
Total deferred tax assets	2,363,466	2,672,277
Valuation allowance	(2,184,156)	(2,512,557)
Deferred tax assets, net	$ 179,310	$ 159,720